Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash	$ 767,683	$ 830,788
Cash equivalents	101,673	26,009
Cash and cash equivalents	$ 869,356	$ 856,797	$ 540,473